                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-203
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                         MASSACHUSETTS INVESTORS TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                  Date of reporting period: December 31, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORT TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 Annual report

MASSACHUSETTS INVESTORS TRUST

LETTER FROM THE CEO                              1
--------------------------------------------------
PORTFOLIO COMPOSITION                            2
--------------------------------------------------
MANAGEMENT REVIEW                                3
--------------------------------------------------
PERFORMANCE SUMMARY                              5
--------------------------------------------------
EXPENSE TABLE                                    8
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PORTFOLIO OF INVESTMENTS                        10
--------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES             15
--------------------------------------------------
STATEMENT OF OPERATIONS                         18
--------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS             20
--------------------------------------------------
FINANCIAL HIGHLIGHTS                            21
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NOTES TO FINANCIAL STATEMENTS                   30
--------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                          42
--------------------------------------------------
TRUSTEES AND OFFICERS                           43
--------------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                              49
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PROXY VOTING POLICIES AND
INFORMATION                                     53
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QUARTERLY PORTFOLIO DISCLOSURE                  53
--------------------------------------------------
FEDERAL TAX INFORMATION                         53
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MFS(R) PRIVACY NOTICE                           54
--------------------------------------------------
CONTACT INFORMATION                     BACK COVER
--------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
------------------------------------------------------------------------------

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                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
------------------------------------------------------------------------------


                                                                       12/31/06
                                                                       MIT-ANN

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

The year 2006 proved to be a very good one for many of the world's financial markets. The U.S. stock market, as one notable example, posted strong gains as the Dow Jones Industrial Average hit record highs and the Standard & Poor's 500 Stock Index rose to levels not seen since 2000.

While investors were undoubtedly encouraged by these positive developments, we think it is important to maintain the proper perspective on what appears to be happening with the world's financial markets. Around the globe, economies seem to have reached a state of equilibrium. Both stock and bond markets have simply been less volatile than they were in years past. While there are many factors behind the low levels of volatility, one of the key reasons is that the U.S. Federal Reserve Board and other central banks around the world seem to have found the right formula for simultaneously promoting economic growth and keeping inflation under control.

This new, calmer state of affairs is no doubt welcomed by many investors, but with less volatility, the possibilities for earning exceptional returns also diminish. Investors may have to lower their expectations about what are reasonable returns from the markets. Those still looking for the types of returns they had been accustomed to in the past may have to work much harder to seek out those opportunities and perhaps also accept more risk than they customarily did. In any market climate, even in a relatively benign one, we think investors are still best served by spreading their holdings across a variety of investments that will give them exposure to a range of market opportunities and varying levels of risk.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              99.6%
              Cash & Other Net Assets                      0.4

              TOP TEN HOLDINGS

              Johnson & Johnson                           2.9%
              ------------------------------------------------
              American International Group, Inc.          2.9%
              ------------------------------------------------
              JPMorgan Chase & Co.                        2.4%
              ------------------------------------------------
              Cisco Systems, Inc.                         2.3%
              ------------------------------------------------
              Reckitt Benckiser PLC                       2.3%
              ------------------------------------------------
              EMC Corp.                                   2.1%
              ------------------------------------------------
              Amgen, Inc.                                 2.1%
              ------------------------------------------------
              Bank of America Corp.                       2.0%
              ------------------------------------------------
              TOTAL S.A., ADR                             1.9%
              ------------------------------------------------
              Lockheed Martin Corp.                       1.9%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Financial Services                         21.1%
              ------------------------------------------------
              Health Care                                15.9%
              ------------------------------------------------
              Technology                                 13.3%
              ------------------------------------------------
              Consumer Staples                           11.6%
              ------------------------------------------------
              Energy                                     10.3%
              ------------------------------------------------
              Retailing                                   5.9%
              ------------------------------------------------
              Industrial Goods & Services                 5.4%
              ------------------------------------------------
              Leisure                                     5.2%
              ------------------------------------------------
              Basic Materials                             4.1%
              ------------------------------------------------
              Special Products & Services                 3.3%
              ------------------------------------------------
              Utilities & Communications                  2.4%
              ------------------------------------------------
              Transportation                              0.6%
              ------------------------------------------------
              Autos & Housing                             0.5%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Class A shares of the Massachusetts Investors Trust (the fund) provided a total return of 13.20%, at net asset value. This compares with a return of 15.79% for the fund's benchmark, the Standard & Poor's 500 Stock Index (S&P 500).

DETRACTORS FROM PERFORMANCE

A combination of stock selection and an underweighted position in the utilities and communications sector held back relative performance. In particular, not owning strong-performing telecommunications companies AT&T and Bellsouth hindered results.

In the healthcare sector, a combination of stock selection and an overweighted position had a negative impact on relative returns. Biotechnology firm Amgen and generic drug manufacturer Teva Pharmaceutical(c) were among the portfolio's top detractors. Shares of Amgen fell due to potential competitive pressures on the company's highly profitable anemia franchise.

Stock selection in the leisure sector also dampened relative results, although no individual stocks in this sector were among the portfolio's top detractors.

A number of individual securities in other sectors held back relative performance. Specialty apparel retailer Chico's(c) was the portfolio's top detractor. Chico's shares came under pressure following tepid same store sales results and weaker-than-expected financial performance. Other detractors included data storage systems provider EMC Corp., energy exploration and production company EOG Resources, flash memory storage products maker SanDisk, and financial services firms SLM Corp. (Sallie Mae) and Legg Mason(g).

CONTRIBUTORS TO PERFORMANCE

The consumer staples, industrial goods and services, and special products and services sectors were the top contributors to performance relative to the benchmark during the reporting period. Stock selection played the major role in each case.

In the consumer staples sector, household products manufacturer Reckitt Benckiser(c) and alcoholic beverages producer Diageo(c) were among the portfolio's top relative contributors. Reckitt Benckiser performed well as the company realized both sales and cost synergies from the Boots Healthcare acquisition earlier than expected and posted strong earnings.

Within the industrial goods and services sector, defense contractor Lockheed Martin and industrial manufacturer Caterpillar(g) boosted relative returns. Shares of Lockheed Martin reacted strongly to significantly better-than-expected earnings results throughout the year coupled with some exciting new contract announcements (the Orion space shuttle replacement program was a highlight). Not owning stock in diversified industrial conglomerate General Electric also benefited results. In the special products and services sector, billing software company Amdocs Ltd.(c) contributed to relative returns.

Stocks in other sectors that helped relative results included investment banking firm Goldman Sachs Group, discount department store Kohl's(g), network equipment company Cisco Systems, and software giant Oracle.

During the reporting period, our currency exposure was a contributor to the portfolio's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Respectfully,

T. Kevin Beatty                         Nicole M. Zatlyn
Portfolio Manager                       Portfolio Manager

(c) Security is not a benchmark constituent.
(g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 12/31/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                      Massachusetts      Standard
                     Investors Trust   & Poor's 500
                        - Class A      Stock Index
            12/96        $ 9,425         $10,000
            12/97         12,412          13,336
            12/98         15,261          17,148
            12/99         16,322          20,756
            12/00         16,266          18,866
            12/01         13,625          16,624
            12/02         10,627          12,950
            12/03         12,980          16,664
            12/04         14,474          18,478
            12/05         15,529          19,385
            12/06         17,579          22,447

TOTAL RETURNS THROUGH 12/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date        1-yr        5-yr       10-yr
----------------------------------------------------------------------------
        A                 7/15/24             13.20%       5.23%       6.43%
----------------------------------------------------------------------------
        B                 9/07/93             12.43%       4.55%       5.74%
----------------------------------------------------------------------------
        C                 7/01/96             12.42%       4.56%       5.74%
----------------------------------------------------------------------------
        I                 1/02/97             13.55%       5.60%       6.80%
----------------------------------------------------------------------------
        R                12/31/02             12.97%       5.12%       6.38%
----------------------------------------------------------------------------
       R1                 4/01/05             12.31%       4.51%       5.71%
----------------------------------------------------------------------------
       R2                 4/01/05             12.74%       4.63%       5.78%
----------------------------------------------------------------------------
       R3                10/31/03             12.85%       4.74%       5.83%
----------------------------------------------------------------------------
       R4                 4/01/05             13.18%       5.22%       6.43%
----------------------------------------------------------------------------
       R5                 4/01/05             13.46%       5.32%       6.48%
----------------------------------------------------------------------------
      529A                7/31/02             12.88%       4.99%       6.31%
----------------------------------------------------------------------------
      529B                7/31/02             12.16%       4.34%       5.63%
----------------------------------------------------------------------------
      529C                7/31/02             12.17%       4.35%       5.63%
----------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark
----------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)         15.79%       6.19%       8.42%
----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
----------------------------------------------------------------------------
        A                                      6.69%       3.99%       5.80%
With Initial Sales Charge (5.75%)
----------------------------------------------------------------------------
        B                                      8.43%       4.21%       5.74%
With CDSC (Declining over six years
from 4% to 0%) (x)
----------------------------------------------------------------------------
        C                                     11.42%       4.56%       5.74%
With CDSC (1% for 12 months) (x)
----------------------------------------------------------------------------
      529A                                     6.39%       3.76%       5.68%
With Initial Sales Charge (5.75%)
----------------------------------------------------------------------------
      529B                                     8.16%       4.00%       5.63%
With CDSC (Declining over six years
from 4% to 0%) (x)
----------------------------------------------------------------------------
      529C                                    11.17%       4.35%       5.63%
With CDSC (1% for 12 months) (x)
----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Standard & Poor's 500 Stock Index - a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class I shares are only available to certain eligible investors, and Class R, R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for Classes I, R, R4, R5, and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes R1, R2, R3, and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
July 1, 2006 through December 31, 2006

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006 through December 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    7/01/06-
Class                       Ratio      7/01/06         12/31/06       12/31/06
--------------------------------------------------------------------------------
         Actual             0.89%    $1,000.00        $1,123.10        $4.76
    A    -----------------------------------------------------------------------
         Hypothetical (h)   0.89%    $1,000.00        $1,020.72        $4.53
--------------------------------------------------------------------------------
         Actual             1.55%    $1,000.00        $1,119.30        $8.28
    B    -----------------------------------------------------------------------
         Hypothetical (h)   1.55%    $1,000.00        $1,017.39        $7.88
--------------------------------------------------------------------------------
         Actual             1.54%    $1,000.00        $1,119.80        $8.23
    C    -----------------------------------------------------------------------
         Hypothetical (h)   1.54%    $1,000.00        $1,017.44        $7.83
--------------------------------------------------------------------------------
         Actual             0.54%    $1,000.00        $1,124.90        $2.89
    I    -----------------------------------------------------------------------
         Hypothetical (h)   0.54%    $1,000.00        $1,022.48        $2.75
--------------------------------------------------------------------------------
         Actual             1.04%    $1,000.00        $1,122.00        $5.56
    R    -----------------------------------------------------------------------
         Hypothetical (h)   1.04%    $1,000.00        $1,019.96        $5.30
--------------------------------------------------------------------------------
         Actual             1.63%    $1,000.00        $1,118.70        $8.70
   R1    -----------------------------------------------------------------------
         Hypothetical (h)   1.63%    $1,000.00        $1,016.99        $8.29
--------------------------------------------------------------------------------
         Actual             1.29%    $1,000.00        $1,120.60        $6.90
   R2    -----------------------------------------------------------------------
         Hypothetical (h)   1.29%    $1,000.00        $1,018.70        $6.56
--------------------------------------------------------------------------------
         Actual             1.18%    $1,000.00        $1,121.30        $6.31
   R3    -----------------------------------------------------------------------
         Hypothetical (h)   1.18%    $1,000.00        $1,019.26        $6.01
--------------------------------------------------------------------------------
         Actual             0.93%    $1,000.00        $1,123.20        $4.98
   R4    -----------------------------------------------------------------------
         Hypothetical (h)   0.93%    $1,000.00        $1,020.52        $4.74
--------------------------------------------------------------------------------
         Actual             0.61%    $1,000.00        $1,124.30        $3.27
   R5    -----------------------------------------------------------------------
         Hypothetical (h)   0.61%    $1,000.00        $1,022.13        $3.11
--------------------------------------------------------------------------------
         Actual             1.14%    $1,000.00        $1,121.80        $6.10
  529A   -----------------------------------------------------------------------
         Hypothetical (h)   1.14%    $1,000.00        $1,019.46        $5.80
--------------------------------------------------------------------------------
         Actual             1.78%    $1,000.00        $1,117.80        $9.50
  529B   -----------------------------------------------------------------------
         Hypothetical (h)   1.78%    $1,000.00        $1,016.23        $9.05
--------------------------------------------------------------------------------
         Actual             1.79%    $1,000.00        $1,117.90        $9.56
  529C   -----------------------------------------------------------------------
         Hypothetical (h)   1.79%    $1,000.00        $1,016.18        $9.10
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
12/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Common Stocks - 99.6%
---------------------------------------------------------------------------------------------
ISSUER                                                           SHARES/PAR         VALUE ($)
---------------------------------------------------------------------------------------------
Aerospace - 3.8%
---------------------------------------------------------------------------------------------
Lockheed Martin Corp. (l)                                          1,021,470   $   94,046,743
United Technologies Corp.                                          1,411,100       88,221,972
                                                                               --------------
                                                                               $  182,268,715
---------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.3%
---------------------------------------------------------------------------------------------
Diageo PLC                                                         3,286,680   $   64,533,818
---------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.3%
---------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                      620,150   $   61,413,455
---------------------------------------------------------------------------------------------
Automotive - 0.5%
---------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                          447,460   $   25,694,201
---------------------------------------------------------------------------------------------
Biotechnology - 3.6%
---------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                    1,456,880   $   99,519,473
Genzyme Corp. (a)                                                    779,470       47,999,763
Gilead Sciences, Inc. (a)                                            428,890       27,847,828
                                                                               --------------
                                                                               $  175,367,064
---------------------------------------------------------------------------------------------
Broadcasting - 2.6%
---------------------------------------------------------------------------------------------
News Corp., "A"                                                    1,523,150   $   32,717,262
Viacom, Inc., "B" (a)                                                776,474       31,858,728
Walt Disney Co.                                                    1,717,470       58,857,697
                                                                               --------------
                                                                               $  123,433,687
---------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 4.4%
---------------------------------------------------------------------------------------------
Charles Schwab Corp.                                               1,960,830   $   37,922,452
Franklin Resources, Inc.                                             425,160       46,839,877
Goldman Sachs Group, Inc.                                            359,290       71,624,462
Lehman Brothers Holdings, Inc.                                       722,000       56,402,640
                                                                               --------------
                                                                               $  212,789,431
---------------------------------------------------------------------------------------------
Business Services - 3.3%
---------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                  702,270   $   25,934,831
Amdocs Ltd. (a)                                                    1,546,560       59,929,200
CheckFree Corp. (a)                                                  587,600       23,598,016
First Data Corp.                                                   2,047,910       52,262,663
                                                                               --------------
                                                                               $  161,724,710
---------------------------------------------------------------------------------------------
Chemicals - 3.0%
---------------------------------------------------------------------------------------------
3M Co.                                                               624,100   $   48,636,113
Monsanto Co.                                                       1,040,900       54,678,477
Rohm & Haas Co.                                                      768,410       39,281,119
                                                                               --------------
                                                                               $  142,595,709
---------------------------------------------------------------------------------------------
Computer Software - 2.5%
---------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                            1,308,990   $   53,825,669
Oracle Corp. (a)                                                   4,001,620       68,587,767
                                                                               --------------
                                                                               $  122,413,436
---------------------------------------------------------------------------------------------
Computer Software - Systems - 1.5%
---------------------------------------------------------------------------------------------
Apple Computer, Inc. (a)                                             410,640   $   34,838,698
Dell, Inc. (a)                                                     1,440,980       36,154,188
                                                                               --------------
                                                                               $   70,992,886
---------------------------------------------------------------------------------------------
Consumer Goods & Services - 5.3%
---------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                865,220   $   56,446,953
Procter & Gamble Co.                                               1,430,926       91,965,614
Reckitt Benckiser PLC                                              2,409,353      110,140,449
                                                                               --------------
                                                                               $  258,553,016
---------------------------------------------------------------------------------------------
Electrical Equipment - 1.6%
---------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                            720,480   $   44,006,918
Tyco International Ltd.                                            1,154,060       35,083,424
                                                                               --------------
                                                                               $   79,090,342
---------------------------------------------------------------------------------------------
Electronics - 4.6%
---------------------------------------------------------------------------------------------
Applied Materials, Inc. (l)                                        1,349,360   $   24,895,692
Intel Corp.                                                        3,607,100       73,043,775
Marvell Technology Group Ltd. (a)                                  1,900,190       36,464,646
Samsung Electronics Co. Ltd., GDR                                    177,749       58,479,421
SanDisk Corp. (a)                                                    712,400       30,654,572
                                                                               --------------
                                                                               $  223,538,106
---------------------------------------------------------------------------------------------
Energy - Independent - 1.1%
---------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                  885,030   $   55,270,124
---------------------------------------------------------------------------------------------
Energy - Integrated - 5.4%
---------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                  1,192,420   $   91,375,145
Hess Corp.                                                         1,481,830       73,454,313
TOTAL S.A., ADR                                                    1,310,100       94,222,392
                                                                               --------------
                                                                               $  259,051,850
---------------------------------------------------------------------------------------------
Food & Beverages - 3.1%
---------------------------------------------------------------------------------------------
Nestle S.A                                                           218,865   $   77,749,237
PepsiCo, Inc.                                                      1,163,606       72,783,555
                                                                               --------------
                                                                               $  150,532,792
---------------------------------------------------------------------------------------------
Gaming & Lodging - 2.1%
---------------------------------------------------------------------------------------------
Carnival Corp. (l)                                                   983,960   $   48,263,238
International Game Technology                                        568,000       26,241,600
Ladbrokes PLC                                                      3,275,832       26,835,094
                                                                               --------------
                                                                               $  101,339,932
---------------------------------------------------------------------------------------------
General Merchandise - 2.5%
---------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                  1,494,540   $   56,986,810
Target Corp.                                                       1,082,250       61,742,363
                                                                               --------------
                                                                               $  118,729,173
---------------------------------------------------------------------------------------------
Insurance - 7.1%
---------------------------------------------------------------------------------------------
Ace Ltd.                                                             629,420   $   38,123,969
American International Group, Inc.                                 1,951,132      139,818,119
Genworth Financial, Inc., "A"                                      1,599,550       54,720,606
MetLife, Inc.                                                      1,191,240       70,295,072
St. Paul Travelers Cos., Inc.                                        783,520       42,067,189
                                                                               --------------
                                                                               $  345,024,955
---------------------------------------------------------------------------------------------
Internet - 0.3%
---------------------------------------------------------------------------------------------
Yahoo!, Inc. (a)                                                     602,150   $   15,378,911
---------------------------------------------------------------------------------------------
Leisure & Toys - 0.5%
---------------------------------------------------------------------------------------------
Electronic Arts, Inc. (a)                                            499,630   $   25,161,367
---------------------------------------------------------------------------------------------
Major Banks - 6.7%
---------------------------------------------------------------------------------------------
Bank of America Corp.                                              1,789,270   $   95,529,125
Bank of New York Co., Inc.                                         1,754,930       69,091,594
JPMorgan Chase & Co.                                               2,384,660      115,179,078
Wells Fargo & Co.                                                  1,226,396       43,610,642
                                                                               --------------
                                                                               $  323,410,439
---------------------------------------------------------------------------------------------
Medical Equipment - 3.4%
---------------------------------------------------------------------------------------------
Boston Scientific Corp. (a)                                        1,307,480   $   22,462,506
Medtronic, Inc.                                                    1,373,740       73,508,827
Zimmer Holdings, Inc. (a)(l)                                         898,680       70,438,538
                                                                               --------------
                                                                               $  166,409,871
---------------------------------------------------------------------------------------------
Network & Telecom - 2.3%
---------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                            4,102,771   $  112,128,731
---------------------------------------------------------------------------------------------
Oil Services - 3.8%
---------------------------------------------------------------------------------------------
GlobalSantaFe Corp. (l)                                            1,020,280   $   59,972,058
Noble Corp.                                                          895,750       68,211,363
Transocean, Inc. (a)(l)                                              696,380       56,330,178
                                                                               --------------
                                                                               $  184,513,599
---------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 2.9%
---------------------------------------------------------------------------------------------
American Express Co.                                               1,189,200   $   72,148,764
SLM Corp.                                                          1,382,740       67,436,230
                                                                               --------------
                                                                               $  139,584,994
---------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.1%
---------------------------------------------------------------------------------------------
EMC Corp. (a)                                                      7,543,640   $   99,576,048
---------------------------------------------------------------------------------------------
Pharmaceuticals - 8.9%
---------------------------------------------------------------------------------------------
Abbott Laboratories                                                1,699,670   $   82,790,926
Eli Lilly & Co.                                                    1,025,990       53,454,079
Johnson & Johnson                                                  2,150,118      141,950,790
Roche Holding AG                                                     398,724       71,475,260
Teva Pharmaceutical Industries Ltd., ADR                             612,550       19,038,054
Wyeth                                                              1,182,960       60,236,323
                                                                               --------------
                                                                               $  428,945,432
---------------------------------------------------------------------------------------------
Specialty Chemicals - 1.1%
---------------------------------------------------------------------------------------------
Praxair, Inc.                                                        892,010   $   52,922,953
---------------------------------------------------------------------------------------------
Specialty Stores - 2.1%
---------------------------------------------------------------------------------------------
Chico's FAS, Inc. (a)(l)                                           1,423,340   $   29,448,905
Staples, Inc.                                                      2,670,590       71,304,753
                                                                               --------------
                                                                               $  100,753,658
---------------------------------------------------------------------------------------------
Telephone Services - 0.6%
---------------------------------------------------------------------------------------------
TELUS Corp.                                                          679,941   $   31,239,113
---------------------------------------------------------------------------------------------
Tobacco - 1.9%
---------------------------------------------------------------------------------------------
Altria Group, Inc.                                                 1,052,370   $   90,314,393
---------------------------------------------------------------------------------------------
Trucking - 0.6%
---------------------------------------------------------------------------------------------
FedEx Corp.                                                          259,060   $   28,139,097
---------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.8%
---------------------------------------------------------------------------------------------
Entergy Corp. (l)                                                    219,730   $   20,285,474
Exelon Corp.                                                         668,240       41,357,374
FPL Group, Inc. (l)                                                  467,000       25,414,140
                                                                               --------------
                                                                               $   87,056,988
---------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $4,081,192,707)                          $4,819,892,996
---------------------------------------------------------------------------------------------
Short-Term Obligations - 0.4%
---------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.29%, due 1/02/07,
at Amortized Cost and Value (y)                               $   18,001,000   $   17,998,355
---------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 0.8%
---------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                       39,261,192   $   39,261,192
---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $4,138,452,254)                            $4,877,152,543
---------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.8)%                                           (37,104,870)
---------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                            $4,840,047,673
---------------------------------------------------------------------------------------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR  American Depository Receipt
GDR  Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 12/31/06

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $38,323,452 of securities
on loan (identified cost, $4,138,452,254)                        $4,877,152,543
Cash                                                                        938
Receivable for investments sold                                      21,418,864
Receivable for fund shares sold                                       1,514,276
Interest and dividends receivable                                     3,259,246
Other assets                                                            180,294
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $4,903,526,161
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                  $21,241,603
Collateral for securities loaned, at value                           39,261,192
Payable to affiliates
  Management fee                                                        176,647
  Shareholder servicing costs                                           798,958
  Distribution and service fees                                         272,437
  Administrative services fee                                             6,712
  Program manager fees                                                       73
  Retirement plan administration and services fees                          628
Payable for independent trustees' compensation                          331,159
Accrued expenses and other liabilities                                1,389,079
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $63,478,488
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $4,840,047,673
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $4,053,844,600
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         738,698,995
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                        43,959,472
Undistributed net investment income                                   3,544,606
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $4,840,047,673
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   235,265,267
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $3,405,334,929
  Shares outstanding                                                164,419,128
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $20.71
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $21.97
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $947,399,627
  Shares outstanding                                                 46,762,822
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $20.26
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $303,492,836
  Shares outstanding                                                 15,070,091
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $20.14
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $127,127,101
  Shares outstanding                                                  6,240,370
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $20.37
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $17,222,875
  Shares outstanding                                                    842,158
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $20.45
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,299,117
  Shares outstanding                                                    114,441
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $20.09
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $980,425
  Shares outstanding                                                     48,730
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $20.12
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $12,221,962
  Shares outstanding                                                    603,838
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $20.24
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $13,576,427
  Shares outstanding                                                    657,568
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $20.65
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $7,735,327
  Shares outstanding                                                    374,006
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share)                               $20.68
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,488,166
  Shares outstanding                                                     72,774
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $20.45
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share                                  $21.70
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $208,456
  Shares outstanding                                                     10,517
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $19.82
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $960,425
  Shares outstanding                                                     48,824
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $19.67
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C,
Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS

Year ended 12/31/06

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $86,516,952
  Interest                                                             2,343,573
  Foreign taxes withheld                                                (555,516)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $88,305,009
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $16,476,081
  Distribution and service fees                                       26,980,805
  Program manager fees                                                     6,053
  Shareholder servicing costs                                          8,930,341
  Administrative services fee                                            574,061
  Retirement plan administration and services fees                        50,507
  Independent trustees' compensation                                     144,979
  Custodian fee                                                          803,527
  Shareholder communications                                             517,379
  Auditing fees                                                           42,240
  Legal fees                                                             112,195
  Miscellaneous                                                          376,739
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $55,014,907
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (379,056)
  Reduction of expenses by investment adviser                            (40,683)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $54,595,168
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $33,709,841
------------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (s)                                       $466,982,221
  Foreign currency transactions                                           97,682
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $467,079,903
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                       $100,302,877
  Translation of assets and liabilities in foreign currencies             (1,590)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $100,301,287
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $567,381,190
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $601,091,031
------------------------------------------------------------------------------------------------------
(s) Includes proceeds received from a non-recurring cash settlement in the amount of $8,059,727 and
    $757,818 from litigation settlements against Raytheon Company and Bristol Myers Squibb Securities,
    respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                          YEARS ENDED 12/31
                                                               ---------------------------------------
                                                                       2006                       2005
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                           $33,709,841                $13,099,026
Net realized gain (loss) on investments and foreign
currency transactions                                           467,079,903                561,710,534
Net unrealized gain (loss) on investments and foreign
currency translation                                            100,301,287               (212,927,257)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                           $601,091,031               $361,882,303
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                      $(28,896,301)              $(12,345,415)
  Class C                                                          (423,131)                        --
  Class I                                                        (1,557,668)                (1,258,697)
  Class R                                                          (115,808)                   (79,388)
  Class R1                                                           (8,047)                    (3,611)
  Class R2                                                           (6,034)                      (926)
  Class R3                                                          (83,235)                   (15,860)
  Class R4                                                         (121,700)                      (472)
  Class R5                                                          (86,559)                      (318)
  Class 529A                                                         (9,196)                    (1,996)
  Class 529B                                                           (345)                        --
  Class 529C                                                           (790)                        --
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(31,308,814)              $(13,706,683)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions           $(1,006,667,307)           $(1,152,407,417)
------------------------------------------------------------------------------------------------------
Redemption fees                                                         $--                     $1,836
------------------------------------------------------------------------------------------------------
Total change in net assets                                    $(436,885,090)             $(804,229,961)
------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                        5,276,932,763              6,081,162,724
At end of period (including undistributed net investment
income of $3,544,606 and $1,045,897, respectively)           $4,840,047,673             $5,276,932,763
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A                                                                    YEARS ENDED 12/31
                                          ------------------------------------------------------------------------------------
                                                  2006              2005              2004              2003              2002

Net asset value,
beginning of period                             $18.45            $17.26            $15.62            $12.87            $16.58
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                        $0.17             $0.08             $0.11             $0.10             $0.09
Net realized and unrealized gain (loss)
on investments and foreign currency               2.27              1.18              1.68              2.74             (3.73)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $2.44             $1.26             $1.79             $2.84            $(3.64)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                      $(0.18)           $(0.07)           $(0.15)           $(0.09)           $(0.07)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $20.71            $18.45            $17.26            $15.62            $12.87
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       13.20              7.29             11.51(b)          22.14            (22.00)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            0.91              0.95              0.92              0.94              0.92
Expenses after expense reductions (f)             0.91              0.95              0.92               N/A               N/A
Net investment income                             0.86              0.48              0.68              0.72              0.58
Portfolio turnover                                  27                41                78                76                55
Net assets at end of period
(000 Omitted)                               $3,405,335        $3,300,907        $3,457,550        $3,733,720        $3,588,951
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                   YEARS ENDED 12/31
                                         ------------------------------------------------------------------------------------
                                                2006              2005              2004               2003              2002

Net asset value, beginning of period          $18.02            $16.90            $15.26             $12.57            $16.22
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)               $0.05            $(0.03)            $0.00(w)           $0.01            $(0.01)
Net realized and unrealized gain (loss)
on investments and foreign currency             2.19              1.15              1.64               2.68             (3.64)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $2.24             $1.12             $1.64              $2.69            $(3.65)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                       $--               $--            $(0.00)(w)            $--               $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $20.26            $18.02            $16.90             $15.26            $12.57
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                     12.43              6.63             10.76(b)           21.40            (22.50)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)          1.57              1.60              1.57               1.59              1.57
Expenses after expense reductions (f)           1.56              1.60              1.57                N/A               N/A
Net investment income (loss)                    0.24             (0.17)             0.03               0.07             (0.06)
Portfolio turnover                                27                41                78                 76                55
Net assets at end of period
(000 Omitted)                               $947,400        $1,481,604        $2,061,959         $2,434,971        $2,391,166
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                       YEARS ENDED 12/31
                                               -------------------------------------------------------------------------------
                                                      2006             2005             2004             2003             2002

Net asset value, beginning of period                $17.94           $16.82           $15.19           $12.51           $16.14
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                     $0.04           $(0.03)           $0.00(w)         $0.01           $(0.01)
Net realized and unrealized gain (loss) on
investments and foreign currency                      2.19             1.15             1.63             2.67            (3.62)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $2.23            $1.12            $1.63            $2.68           $(3.63)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.03)             $--              $--              $--              $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $20.14           $17.94           $16.82           $15.19           $12.51
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           12.42             6.66            10.73(b)         21.42           (22.49)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.56             1.60             1.57             1.59             1.57
Expenses after expense reductions (f)                 1.56             1.60             1.57              N/A              N/A
Net investment income (loss)                          0.22            (0.17)            0.03             0.07            (0.06)
Portfolio turnover                                      27               41               78               76               55
Net assets at end of period (000 Omitted)         $303,493         $345,272         $424,323         $528,791         $545,618
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                       YEARS ENDED 12/31
                                               -------------------------------------------------------------------------------
                                                      2006             2005             2004             2003             2002

Net asset value, beginning of period                $18.16           $17.04           $15.48           $12.82           $16.58
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.23            $0.14            $0.16            $0.15            $0.13
Net realized and unrealized gain (loss) on
investments and foreign currency                      2.23             1.17             1.66             2.71            (3.70)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $2.46            $1.31            $1.82            $2.86           $(3.57)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.25)          $(0.19)          $(0.26)          $(0.20)          $(0.19)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $20.37           $18.16           $17.04           $15.48           $12.82
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              13.55             7.73            11.86(b)         22.52           (21.66)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.56             0.60             0.57             0.59             0.57
Expenses after expense reductions (f)                 0.56             0.60             0.57              N/A              N/A
Net investment income                                 1.21             0.82             1.03             1.07             0.93
Portfolio turnover                                      27               41               78               76               55
Net assets at end of period (000 Omitted)         $127,127         $119,552         $121,966         $107,568         $104,493
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R                                                                             YEARS ENDED 12/31
                                                            -----------------------------------------------------------------
                                                                   2006              2005              2004              2003

Net asset value, beginning of period                             $18.22            $17.08            $15.54            $12.87
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                         $0.14             $0.05             $0.09             $0.09
Net realized and unrealized gain (loss) on investments and
foreign currency                                                   2.22              1.17              1.65              2.74
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $2.36             $1.22             $1.74             $2.83
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                       $(0.13)           $(0.08)           $(0.20)           $(0.16)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $20.45            $18.22            $17.08            $15.54
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                           12.97              7.16             11.30(b)          22.14
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.06              1.10              1.07              1.07
Expenses after expense reductions (f)                              1.06              1.10              1.07               N/A
Net investment income                                              0.73              0.31              0.55              0.60
Portfolio turnover                                                   27                41                78                76
Net assets at end of period (000 Omitted)                       $17,223           $19,344           $11,704            $1,510
-----------------------------------------------------------------------------------------------------------------------------

CLASS R1                                                                             YEARS ENDED 12/31
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $17.95              $16.63
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                                                    $0.02              $(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency          2.19                1.42
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $2.21               $1.37
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
From net investment income                                                         $(0.07)             $(0.05)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $20.09              $17.95
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             12.31                8.24(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.75                1.80(a)
Expenses after expense reductions (f)                                                1.65                1.74(a)
Net investment income (loss)                                                         0.08               (0.34)(a)
Portfolio turnover                                                                     27                  41
Net assets at end of period (000 Omitted)                                          $2,299              $1,423
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R2                                                                             YEARS ENDED 12/31
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $17.96              $16.63
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                           $0.08               $0.01
Net realized and unrealized gain (loss) on investments and foreign currency          2.21                1.40
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $2.29               $1.41
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
From net investment income                                                         $(0.13)             $(0.08)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $20.12              $17.96
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             12.74                8.48(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.45                1.52(a)
Expenses after expense reductions (f)                                                1.30                1.44(a)
Net investment income                                                                0.43                0.09(a)
Portfolio turnover                                                                     27                  41
Net assets at end of period (000 Omitted)                                            $980                $270
-------------------------------------------------------------------------------------------------------------

CLASS R3                                                                            YEARS ENDED 12/31
                                                            -----------------------------------------------------------------
                                                                   2006              2005              2004           2003(i)

Net asset value, beginning of period                             $18.06            $16.97            $15.48            $14.69
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                         $0.11             $0.02             $0.04             $0.01
Net realized and unrealized gain (loss) on investments and
foreign currency                                                   2.21              1.15              1.65              0.90
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $2.32             $1.17             $1.69             $0.91
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                       $(0.14)           $(0.08)           $(0.20)           $(0.12)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $20.24            $18.06            $16.97            $15.48
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                           12.85              6.92             11.03(b)           6.23(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.30              1.35              1.31              1.05(a)
Expenses after expense reductions (f)                              1.20              1.32              1.31               N/A
Net investment income                                              0.55              0.11              0.28              0.63(a)
Portfolio turnover                                                   27                41                78                76
Net assets at end of period (000 Omitted)                       $12,222            $4,711            $1,783              $174
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R4                                                                             YEARS ENDED 12/31
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $18.42              $17.01
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                           $0.15               $0.02
Net realized and unrealized gain (loss) on investments and foreign currency          2.28                1.48
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $2.43               $1.50
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
From net investment income                                                         $(0.20)             $(0.09)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $20.65              $18.42
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             13.18                8.81(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               0.95                1.02(a)
Expenses after expense reductions (f)                                                0.95                1.02(a)
Net investment income                                                                0.75                0.26(a)
Portfolio turnover                                                                     27                  41
Net assets at end of period (000 Omitted)                                         $13,576              $1,601
-------------------------------------------------------------------------------------------------------------

CLASS R5                                                                             YEARS ENDED 12/31
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $18.44              $17.01
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                           $0.16               $0.09
Net realized and unrealized gain (loss) on investments and foreign currency          2.32                1.45
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $2.48               $1.54
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
From net investment income                                                         $(0.24)             $(0.11)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $20.68              $18.44
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             13.46                9.04(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               0.61                0.69(a)
Expenses after expense reductions (f)                                                0.61                0.69(a)
Net investment income                                                                0.75                0.70(a)
Portfolio turnover                                                                     27                  41
Net assets at end of period (000 Omitted)                                          $7,735                 $55
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529A                                                                  YEARS ENDED 12/31
                                                --------------------------------------------------------------------------
                                                      2006            2005            2004            2003         2002(i)

Net asset value, beginning of period                $18.23          $17.05          $15.46          $12.82          $13.24
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.12           $0.04           $0.07           $0.07           $0.03
Net realized and unrealized gain (loss) on
investments and foreign currency                      2.23            1.17            1.65            2.71           (0.36)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $2.35           $1.21           $1.72           $2.78          $(0.33)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.13)         $(0.03)         $(0.13)         $(0.14)         $(0.09)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $20.45          $18.23          $17.05          $15.46          $12.82
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           12.88            7.08           11.20(b)        21.86           (2.53)(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.16            1.20            1.17            1.18            1.17(a)
Expenses after expense reductions (f)                 1.16            1.20            1.17             N/A             N/A
Net investment income                                 0.61            0.22            0.44            0.51            0.68(a)
Portfolio turnover                                      27              41              78              76              55
Net assets at end of period (000 Omitted)           $1,488          $1,311          $1,143            $702            $131
--------------------------------------------------------------------------------------------------------------------------

CLASS 529B                                                                  YEARS ENDED 12/31
                                                --------------------------------------------------------------------------
                                                      2006            2005            2004            2003         2002(i)

Net asset value, beginning of period                $17.70          $16.64          $15.07          $12.50          $12.92
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Net investment loss (d)                             $(0.01)         $(0.07)         $(0.03)         $(0.02)         $(0.00)(w)
Net realized and unrealized gain (loss) on
investments and foreign currency                      2.16            1.13            1.61            2.64           (0.35)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $2.15           $1.06           $1.58           $2.62          $(0.35)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.03)            $--          $(0.01)         $(0.05)         $(0.07)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $19.82          $17.70          $16.64          $15.07          $12.50
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           12.16            6.37           10.50(b)        21.07           (2.75)(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.80            1.85            1.82            1.83            1.82(a)
Expenses after expense reductions (f)                 1.80            1.85            1.82             N/A             N/A
Net investment loss                                  (0.06)          (0.42)          (0.21)          (0.15)          (0.01)(a)
Portfolio turnover                                      27              41              78              76              55
Net assets at end of period (000 Omitted)             $208            $136            $132             $93             $37
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C                                                                  YEARS ENDED 12/31
                                                --------------------------------------------------------------------------
                                                      2006            2005            2004            2003         2002(i)

Net asset value, beginning of period                $17.55          $16.50          $14.95          $12.44          $12.86
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                   $(0.01)         $(0.07)         $(0.03)         $(0.02)           $0.01
Net realized and unrealized gain (loss) on
investments and foreign currency                      2.15            1.12            1.60            2.63          (0.36)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $2.14           $1.05           $1.57           $2.61         $(0.35)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
From net investment income                         $(0.02)             $--         $(0.02)         $(0.10)         $(0.07)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $19.67          $17.55          $16.50          $14.95          $12.44
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           12.17            6.36           10.55(b)        21.11           (2.78)(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.81            1.85            1.82            1.83            1.82(a)
Expenses after expense reductions (f)                 1.81            1.85            1.82             N/A             N/A
Net investment income (loss)                        (0.03)          (0.43)          (0.19)          (0.14)            0.36(a)
Portfolio turnover                                      27              41              78              76              55
Net assets at end of period (000 Omitted)             $960            $746            $604            $343             $90
--------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), October 31, 2003 (Class R3), and April
    1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

Massachusetts Investors Trust (the fund) is organized as a business trust under the laws of the Commonwealth of Massachusetts and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. The fund was a participant in litigation against Raytheon Company and Bristol Myers Squibb Securities. On June 23, 2006 and June 16, 2006, the fund received cash settlements in the amount of $5,062,929 and $757,818, respectively. On June 27, 2006, the fund also received warrants valued at $2,996,798 from Raytheon Company.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended December 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders is as follows:

                                             12/31/06            12/31/05
Ordinary income (including any
short-term capital gains)                 $31,308,814         $13,706,683

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 12/31/06

          Cost of investments                         $4,156,604,455
          ----------------------------------------------------------
          Gross appreciation                            $851,787,788
          Gross depreciation                            (131,239,700)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $720,548,088
          Undistributed ordinary income                    3,797,282
          Undistributed long-term capital gain            62,111,673
          Other temporary differences                       (253,970)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $141,249 and $710 for the year ended December 31, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%         $11,569,427
Class B                             0.75%              0.25%              1.00%             1.00%          12,032,076
Class C                             0.75%              0.25%              1.00%             1.00%           3,182,816
Class R                             0.25%              0.25%              0.50%             0.50%              94,572
Class R1                            0.50%              0.25%              0.75%             0.75%              13,308
Class R2                            0.25%              0.25%              0.50%             0.50%               3,854
Class R3                            0.25%              0.25%              0.50%             0.50%              48,118
Class R4                               --              0.25%              0.25%             0.25%              21,402
Class 529A                          0.25%              0.25%              0.50%             0.35%               4,834
Class 529B                          0.75%              0.25%              1.00%             1.00%               1,725
Class 529C                          0.75%              0.25%              1.00%             1.00%               8,673
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                       $26,980,805

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended
    December 31, 2006 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to January 2, 1991 are subject to a service fee of 0.15% annually. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended December 31, 2006, were as follows:

                                                          AMOUNT

              Class A                                      $49,486
              Class B                                    1,028,497
              Class C                                       13,014
              Class 529B                                        48
              Class 529C                                        --

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended December 31, 2006, were as follows:

                                                          AMOUNT

              Class 529A                                    $3,454
              Class 529B                                       431
              Class 529C                                     2,168
              ----------------------------------------------------
              Total Program Manager Fees                    $6,053

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended December 31, 2006, the fee was $4,735,652, which equated to 0.0949% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2006, these costs amounted to $1,668,568. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended December 31, 2006 was equivalent to an annual effective rate of 0.0115% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended December 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                           ANNUAL
                                                        EFFECTIVE         TOTAL
                                           FEE RATE       RATE(g)        AMOUNT

Class R1                                      0.45%         0.35%        $7,985
Class R2                                      0.40%         0.25%         3,083
Class R3                                      0.25%         0.15%        24,059
Class R4                                      0.15%         0.15%        12,841
Class R5                                      0.10%         0.10%         2,539
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
Services Fees                                                           $50,507

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the year ended December 31, 2006, this waiver amounted to $12,554 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $10,830. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $20,264. Both amounts are included in independent trustees' compensation for the year ended December 31, 2006. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $252,054 at December 31, 2006, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $79,105 of deferred trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended December 31, 2006, the fee paid to Tarantino LLC was $40,038. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $28,129, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,353,464,355 and $2,324,692,044, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  YEAR ENDED                          YEAR ENDED
                                                   12/31/06                          12/31/05 (i)
                                          SHARES            AMOUNT            SHARES            AMOUNT

Shares sold

  Class A                                26,603,978        $513,808,775      24,871,304        $434,736,179
  Class B                                 2,580,685          48,412,842       3,640,493          61,923,092
  Class C                                   520,352           9,724,930         734,308          12,455,098
  Class I                                   752,875          14,453,245       1,223,868          21,232,403
  Class R                                   168,120           3,201,465         850,238          14,442,968
  Class R1                                   66,909           1,257,035          95,118           1,643,966
  Class R2                                   48,631             899,274          17,114             300,027
  Class R3                                  546,782          10,210,643         234,940           4,041,077
  Class R4                                  885,670          16,706,259          92,448           1,713,907
  Class R5                                  399,533           7,692,240           2,940              50,000
  Class 529A                                  9,467             182,416           7,359             126,868
  Class 529B                                  4,425              81,805           2,501              41,202
  Class 529C                                  7,650             140,561           7,383             122,946
-----------------------------------------------------------------------------------------------------------
                                         32,595,077        $626,771,490      31,780,014        $552,829,733

Shares issued to shareholders in
reinvestment of distributions

  Class A                                 1,058,630         $21,904,123         508,494          $9,294,238
  Class C                                    16,602             335,201              --                  --
  Class I                                    75,869           1,543,065          70,843           1,243,276
  Class R                                     5,633             115,044           4,535              79,388
  Class R1                                      399               8,026             201               3,611
  Class R2                                      300               6,034              52                 926
  Class R3                                    4,112              83,201             915              15,841
  Class R4                                    5,890             121,694              26                 472
  Class R5                                       35                 717              17                 317
  Class 529A                                    450               9,196             109               1,996
  Class 529B                                     17                 345              --                  --
  Class 529C                                     40                 790              --                  --
-----------------------------------------------------------------------------------------------------------
                                          1,167,977         $24,127,436         585,192         $10,640,065

Shares reacquired

  Class A                               (42,107,578)      $(813,516,886)    (46,856,447)      $(819,506,060)
  Class B                               (38,046,985)       (714,137,997)    (43,440,476)       (740,134,087)
  Class C                                (4,718,052)        (88,136,775)     (6,711,317)       (113,802,615)
  Class I                                (1,172,297)        (22,374,957)     (1,867,655)        (32,204,803)
  Class R                                  (393,586)         (7,539,577)       (478,199)         (8,317,835)
  Class R1                                  (32,155)           (614,341)        (16,031)           (281,030)
  Class R2                                  (15,238)           (287,922)         (2,129)            (36,628)
  Class R3                                 (207,881)         (3,968,481)        (80,094)         (1,378,064)
  Class R4                                 (320,913)         (6,168,099)         (5,553)           (102,448)
  Class R5                                  (28,519)           (591,551)             --                  --
  Class 529A                                 (9,090)           (174,069)         (2,548)            (43,868)
  Class 529B                                 (1,619)            (30,205)         (2,713)            (44,886)
  Class 529C                                 (1,371)            (25,373)         (1,472)            (24,891)
-----------------------------------------------------------------------------------------------------------
                                        (87,055,284)    $(1,657,566,233)    (99,464,634)    $(1,715,877,215)

Net change

  Class A                               (14,444,970)      $(277,803,988)    (21,476,649)      $(375,475,643)
  Class B                               (35,466,300)       (665,725,155)    (39,799,983)       (678,210,995)
  Class C                                (4,181,098)        (78,076,644)     (5,977,009)       (101,347,517)
  Class I                                  (343,553)         (6,378,647)       (572,944)         (9,729,124)
  Class R                                  (219,833)         (4,223,068)        376,574           6,204,521
  Class R1                                   35,153             650,720          79,288           1,366,547
  Class R2                                   33,693             617,386          15,037             264,325
  Class R3                                  343,013           6,325,363         155,761           2,678,854
  Class R4                                  570,647          10,659,854          86,921           1,611,931
  Class R5                                  371,049           7,101,406           2,957              50,317
  Class 529A                                    827              17,543           4,920              84,996
  Class 529B                                  2,823              51,945            (212)             (3,684)
  Class 529C                                  6,319             115,978           5,911              98,055
-----------------------------------------------------------------------------------------------------------
                                        (53,292,230)    $(1,006,667,307)    (67,099,428)    $(1,152,407,417)

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5), through the stated
    period end.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended December 31, 2006, the fund's commitment fee and interest expense were $31,137 and $1,095, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of Massachusetts Investors Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Massachusetts Investors Trust (the "Trust") as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Massachusetts Investors Trust as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 20, 2007

TRUSTEES AND OFFICERS --

IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                             PRINCIPAL OCCUPATIONS DURING
                                  POSITION(s) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------               ----------------     ---------------       -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee              February 2004       Massachusetts Financial Services
(born 10/20/63)                                                           Company, Chief Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

Robert C. Pozen(k)               Trustee              February 2004       Massachusetts Financial Services
(born 8/08/46)                                                            Company, Chairman (since February
                                                                          2004); MIT Sloan School
                                                                          (education), Senior Lecturer
                                                                          (since 2006); Secretary of
                                                                          Economic Affairs, The Commonwealth
                                                                          of Massachusetts (January 2002 to
                                                                          December 2002); Fidelity
                                                                          Investments, Vice Chairman (June
                                                                          2000 to December 2001); Fidelity
                                                                          Management & Research Company
                                                                          (investment adviser), President
                                                                          (March 1997 to July 2001); Bell
                                                                          Canada Enterprises
                                                                          (telecommunications), Director;
                                                                          Medtronic, Inc. (medical
                                                                          technology), Director; Telesat
                                                                          (satellite communications),
                                                                          Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair    February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                              Enterprises (diversified services
                                                                          company), Chairman, Trustee and
                                                                          Chief Executive Officer (until
                                                                          November 2000)

Robert E. Butler(n)              Trustee              January 2006        Consultant - regulatory and
(born 11/29/41)                                                           compliance matters (since July
                                                                          2002); PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (November 2000 until June
                                                                          2002)

Lawrence H. Cohn, M.D.           Trustee              August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                            Senior Cardiac Surgeon, Chief of
                                                                          Cardiac Surgery (until 2005);
                                                                          Harvard Medical School, Professor
                                                                          of Surgery; Brigham and Women's
                                                                          Hospital Physicians' Organization,
                                                                          Chair (2000 to 2004)

David H. Gunning                 Trustee              January 2004        Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                            products and service provider),
                                                                          Vice Chairman/Director (since
                                                                          April 2001); Portman Limited
                                                                          (mining), Director (since 2005);
                                                                          Encinitos Ventures (private
                                                                          investment company), Principal
                                                                          (1997 to April 2001); Lincoln
                                                                          Electric Holdings, Inc. (welding
                                                                          equipment manufacturer), Director

William R. Gutow                 Trustee              December 1993       Private investor and real estate
(born 9/27/41)                                                            consultant; Capitol Entertainment
                                                                          Management Company (video
                                                                          franchise), Vice Chairman;
                                                                          Atlantic Coast Tan (tanning
                                                                          salons), Vice Chairman (since
                                                                          2002)

Michael Hegarty                  Trustee              December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                           services and insurance), Vice
                                                                          Chairman and Chief Operating
                                                                          Officer (until May 2001); The
                                                                          Equitable Life Assurance Society
                                                                          (insurance), President and Chief
                                                                          Operating Officer (until May 2001)

Lawrence T. Perera               Trustee              July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                            Partner

J. Dale Sherratt                 Trustee              August 1993         Insight Resources, Inc.
(born 9/23/38)                                                            (acquisition planning
                                                                          specialists), President; Wellfleet
                                                                          Investments (investor in health
                                                                          care companies), Managing General
                                                                          Partner (since 1993); Cambridge
                                                                          Nutraceuticals (professional
                                                                          nutritional products), Chief
                                                                          Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee              March 2005          Private investor; Prism Venture
(born 8/05/57)                                                            Partners (venture capital), Co-
                                                                          founder and General Partner (until
                                                                          June 2004); St. Paul Travelers
                                                                          Companies (commercial property
                                                                          liability insurance), Director

Robert W. Uek                    Trustee              January 2006        Retired (since 1999);
(born 5/18/41)                                                            PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 1999); Consultant
                                                                          to investment company industry
                                                                          (since 2000); TT International
                                                                          Funds (mutual fund complex),
                                                                          Trustee (2000 until 2005);
                                                                          Hillview Investment Trust II Funds
                                                                          (mutual fund complex), Trustee
                                                                          (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President            November 2005       Massachusetts Financial Services
(born 12/01/58)                                                           Company, Executive Vice President
                                                                          and Chief Regulatory Officer
                                                                          (since March 2004); Fidelity
                                                                          Management & Research Company,
                                                                          Vice President (prior to March
                                                                          2004); Fidelity Group of Funds,
                                                                          President and Treasurer (prior to
                                                                          March 2004)

Tracy Atkinson(k)                Treasurer            September 2005      Massachusetts Financial Services
(born 12/30/64)                                                           Company, Senior Vice President
                                                                          (since September 2004);
                                                                          PricewaterhouseCoopers LLP,
                                                                          Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary  July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since April 2003);
                                                                          Kirkpatrick & Lockhart LLP (law
                                                                          firm), Associate (prior to April
                                                                          2003)

Ethan D. Corey(k)                Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                      Company, Special Counsel (since
                                                                          December 2004); Dechert LLP (law
                                                                          firm), Counsel (prior to December
                                                                          2004)

David L. DiLorenzo(k)            Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 8/10/68)                                                            Company, Vice President (since
                                                                          June 2005); JP Morgan Investor
                                                                          Services, Vice President (prior to
                                                                          June 2005)

Timothy M. Fagan(k)              Assistant Secretary  September 2005      Massachusetts Financial Services
(born 7/10/68)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since September 2005);
                                                                          John Hancock Advisers, LLC, Vice
                                                                          President and Chief Compliance
                                                                          Officer (September 2004 to August
                                                                          2005), Senior Attorney (prior to
                                                                          September 2004); John Hancock
                                                                          Group of Funds, Vice President and
                                                                          Chief Compliance Officer
                                                                          (September 2004 to December 2004)

Mark D. Fischer(k)               Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 10/27/70)                                                           Company, Vice President (since May
                                                                          2005); JP Morgan Investment
                                                                          Management Company, Vice President
                                                                          (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary  June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                      Company, Assistant Vice President
                                                                          and Counsel (since May 2006); John
                                                                          Hancock Advisers, LLC, Assistant
                                                                          Vice President and Counsel (May
                                                                          2005 to April 2006); John Hancock
                                                                          Advisers, LLC, Attorney and
                                                                          Assistant Secretary (prior to May
                                                                          2005)

Ellen Moynihan(k)                Assistant Treasurer  April 1997          Massachusetts Financial Services
(born 11/13/57)                                                           Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary  May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                      Company, Senior Vice President and
                                                                          Associate General Counsel (since
                                                                          April 2005); John Hancock
                                                                          Advisers, LLC, Senior Vice
                                                                          President, Secretary and Chief
                                                                          Legal Officer (prior to April
                                                                          2005); John Hancock Group of
                                                                          Funds, Senior Vice President,
                                                                          Secretary and Chief Legal Officer
                                                                          (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since June 2004); Bingham
                                                                          McCutchen LLP (law firm),
                                                                          Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk  January 2006        Massachusetts Financial Services
(born 5/01/52)                                                            Company, Executive Vice President,
                                                                          General Counsel and Secretary
                                                                          (since January 2006); Wilmer
                                                                          Cutler Pickering Hale and Dorr LLP
                                                                          (law firm), Partner (prior to
                                                                          January 2006)

Frank L. Tarantino               Independent Chief    June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                       compliance services), Principal
                                                                          (since June 2004); CRA Business
                                                                          Strategies Group (consulting
                                                                          services), Executive Vice
                                                                          President (April 2003 to June
                                                                          2004); David L. Babson & Co.
                                                                          (investment adviser), Managing
                                                                          Director, Chief Administrative
                                                                          Officer and Director (prior to
                                                                          March 2003)

James O. Yost(k)                 Assistant Treasurer  September 1990      Massachusetts Financial Services
(born 6/12/60)                                                            Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts
    02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by share- holders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are
members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741              200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGERS
T. Kevin Beatty
Nicole M. Zatlyn

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one- year period and the 3rd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account that the Fund's effective advisory fee rate was lower than the Lipper expense group median noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non- advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

For corporate shareholders, 100% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

    o data from investment applications and other forms
    o share balances and transactional history with us, our affiliates, or others
    o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to the series of the Registrant (the series referred to as the "Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS"), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund ("MFS Related Entities").

For the fiscal years ended December 31, 2006 and 2005, audit fees billed to the Fund by Deloitte were as follows:

                                                           Audit Fees
           FEES BILLED BY DELOITTE:                    2006           2005
                                                       ----           ----
                Massachusetts Investors Trust       $37,790        $36,590

For the fiscal years ended December 31, 2006 and 2005, fees billed by Deloitte for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                        Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY DELOITTE:                 2006         2005           2006          2005           2006           2005
                                           ----         ----           ----          ----           ----           ----

       To Massachusetts                     $0             $0            $8,600        $10,300       $379            $0
       Investors Trust

       To MFS and MFS Related             $981,825       $841,371          $0             $0        $418,092      $403,825
       Entities of  Massachusetts
       Investors Trust*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2006                   2005
                                              ----                   ----

       To Massachusetts Investors       $1,552,081             $1,288,942
       Trust, MFS and MFS Related
       Entities#

* This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte, for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities.

(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.


(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, analysis of certain portfolio holdings versus investment styles, review of internal controls and review of Rule 38a-1 compliance program.

ITEM 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22
(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS TRUST
             ------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: February 20, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President
                          (Principal Executive Officer)

Date: February 20, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                           Tracy Atkinson, Treasurer
                           (Principal Financial Officer
                           and Accounting Officer)

Date: February 20, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.